Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Common stocks: 96.14%
Argentina: 0.70%
MercadoLibre Incorporated (Consumer discretionary, Internet & direct marketing retail) †	25,116	$ 29,679,326
Brazil: 5.32%
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	6,677,000	21,637,147
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	19,335,515	49,364,355
Banco Bradesco SA ADR (Financials, Banks)	5,976,276	16,673,810
BRF Brazil Foods SA ADR (Consumer staples, Food products) †«	9,469,115	15,055,893
Companhia Brasileira de Aluminio (Materials, Metals & mining)	4,652,600	11,639,978
Diagnosticos da America SA (Health care, Health care providers & services)	2,980,473	6,440,870
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services) 144A†	29,927,335	30,361,833
Inter and Company Incorporated BDR (Financials, Banks) †	1,097,700	3,005,738
Lojas Renner SA (Consumer discretionary, Multiline retail)	7,016,892	29,898,819
Magazine Luiza SA (Consumer discretionary, Multiline retail) †	21,599,800	18,849,775
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,696,906	7,952,523
Raia Drogasil SA (Consumer staples, Food & staples retailing)	1,968,000	9,626,192
ZAMP SA (Consumer discretionary, Hotels, restaurants & leisure) †	3,255,794	3,495,475
		224,002,408
Chile: 1.62%
Banco Santander Chile SA ADR (Financials, Banks)	1,190,492	20,131,220
Falabella SA (Consumer discretionary, Multiline retail)	20,646,599	48,000,264
		68,131,484
China: 26.18%
Agora Incorporated ADR (Information technology, Software) †	1,224,765	4,764,343
Alibaba Group Holding Limited (Consumer discretionary, Internet & direct marketing retail) †	2,020,000	27,772,292
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	920,837	101,476,237
Bilibili Incorporated ADR (Communication services, Entertainment) †«	2,283,150	57,078,750
China Literature Limited (Communication services, Media) 144A†	4,716,168	24,726,394
China MeiDong Auto Holdings Limited (Consumer discretionary, Specialty retail)	12,373,400	30,700,119
FinVolution Group ADR (Financials, Consumer finance)	4,401,985	24,166,898
Greentree Hospitality Group Limited (Consumer discretionary, Hotels, restaurants & leisure) †	2,531,768	10,456,202
Hua Medicine Limited (Health care, Pharmaceuticals) 144A†	8,733,136	5,037,103
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Fund  |  1

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
China: (continued)
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	10,365,207	$ 102,466,956
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	4,839,070	108,181,651
Shandong Weigao Group Medical Polymer Company Limited Class H (Health care, Health care equipment & supplies)	35,410,600	58,865,869
Tencent Holdings Limited (Communication services, Interactive media & services)	4,114,700	200,504,845
Tencent Music Entertainment ADR (Communication services, Entertainment) †	4,586,603	38,481,599
Tongdao Liepin Group (Communication services, Interactive media & services) †	1,636,260	2,243,823
Trip.com Group Limited ADR (Consumer discretionary, Hotels, restaurants & leisure) †	1,020,178	37,501,743
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	5,222,500	50,422,383
Uxin Limited ADR (Consumer discretionary, Internet & direct marketing retail) †«	395,000	1,260,050
Uxin Limited ADR Class A (Consumer discretionary, Internet & direct marketing retail) ♦	23,979,831	2,549,847
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	3,608,967	55,830,719
Want Want China Holdings Limited (Consumer staples, Food products)	76,125,800	49,580,734
Weibo Corporation ADR (Communication services, Interactive media & services) †	2,161,212	49,167,573
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals) 144A†	24,421,900	40,399,902
Zepp Health Corporation ADR Class A (Information technology, Electronic equipment, instruments & components)	2,439,291	5,049,332
Zhou Hei Ya International Holding Company Limited (Consumer staples, Food products) 144A«	25,612,726	14,066,739
		1,102,752,103
Colombia: 0.36%
Bancolombia SA ADR (Financials, Banks)	499,100	15,097,775
Hong Kong: 5.22%
AIA Group Limited (Financials, Insurance)	9,017,500	101,966,685
Johnson Electric Holdings Limited (Consumer discretionary, Auto components)	4,183,050	5,745,605
Sun Art Retail Group Limited (Consumer staples, Food & staples retailing) «	84,455,400	34,109,926
WH Group Limited (Consumer staples, Food products) 144A	126,938,195	78,176,713
		219,998,929
India: 13.33%
Axis Bank Limited (Financials, Banks)	3,721,923	39,778,893
Bajaj Finance Limited (Financials, Consumer finance)	365,281	26,405,593
Bandhan Bank Limited (Financials, Banks) 144A†	1,416,131	4,244,536
Bharti Airtel Limited (Communication services, Wireless telecommunication services)	5,019,052	47,293,069
See accompanying notes to portfolio of investments

2  |  Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
India: (continued)
Bharti Airtel Limited (Partly Paid) (Communication services, Wireless telecommunication services)	347,789	$ 1,659,463
Dalmia Bharat Limited (Materials, Construction materials)	624,658	13,511,306
Fortis Healthcare Limited (Health care, Health care providers & services) †	5,634,970	19,424,154
HDFC Bank Limited (Financials, Banks)	2,200,000	43,292,984
HDFC Bank Limited ADR (Financials, Banks)	368,752	24,839,135
HDFC Limited (Financials, Thrifts & mortgage finance)	1,115,700	35,917,070
Indus Towers Limited (Communication services, Diversified telecommunication services)	2,043,851	3,836,607
ITC Limited (Consumer staples, Tobacco)	15,563,960	67,168,138
JM Financial Limited (Financials, Capital markets)	11,571,429	9,266,400
Kotak Mahindra Bank Limited (Financials, Banks)	1,027,262	21,810,090
Max Financial Services Limited (Financials, Insurance) †	925,389	9,459,102
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	450,000	12,981,323
Reliance Industries Limited GDR (Energy, Oil, gas & consumable fuels) 144A	2,332,274	133,826,794
SBI Life Insurance Company Limited (Financials, Insurance) 144A	964,273	14,395,235
SH Kelkar & Company Limited (Materials, Chemicals)	1,244,001	2,117,586
Spandana Sphoorty Financial Limited (Financials, Consumer finance) †	440,254	3,073,157
Ultra Tech Cement Limited (Materials, Construction materials)	311,000	26,996,455
		561,297,090
Indonesia: 2.80%
PT Astra International Tbk (Consumer discretionary, Automobiles)	79,651,000	31,999,935
PT Bank Central Asia Tbk (Financials, Banks)	62,747,500	35,609,768
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	56,000,000	14,472,226
PT Telekomunikasi Indonesia Persero Tbk ADR (Communication services, Diversified telecommunication services)	1,377,471	35,841,795
		117,923,724
Luxembourg: 0.51%
InPost SA (Industrials, Industrial conglomerates) †	2,222,122	21,459,321
Mexico: 9.05%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	3,712,304	77,698,523
Becle SAB de CV ADR (Consumer staples, Beverages)	14,709,921	35,652,840
Cemex SAB de CV ADR (Materials, Construction materials) †	4,431,948	23,666,602
Fibra Uno Administracion SAB de CV (Real estate, Equity REITs)	60,462,336	81,813,033
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	1,389,387	121,988,179
Grupo Financiero Banorte SAB de CV (Financials, Banks)	2,563,566	21,237,689
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Fund  |  3

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Mexico: (continued)
Sitios Latino America SAB DE (Communication services, Diversified telecommunication services) †	4,152,304	$ 1,911,817
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	4,472,900	17,470,688
		381,439,371
Nigeria: 0.09%
IHS Holding Limited (Communication services, Diversified telecommunication services) †«	493,367	3,789,059
Peru: 0.67%
Compania de Minas Buenaventura SA ADR (Materials, Metals & mining)	793,593	6,420,167
Southern Copper Corporation (Materials, Metals & mining)	290,191	21,825,265
		28,245,432
Philippines: 0.66%
AC Energy Corporation (Utilities, Independent power & renewable electricity producers)	2,512,872	323,266
Ayala Corporation (Industrials, Industrial conglomerates)	837,624	10,893,166
San Miguel Food & Beverage Incorporated (Consumer staples, Food products)	3,495,810	2,958,872
SM Investments Corporation (Industrials, Industrial conglomerates)	812,873	13,745,844
		27,921,148
Russia: 0.00%
Fix Price Group Limited GDR (Acquired 3/5/2021, cost $18,030,080) (Consumer discretionary, Specialty retail) ♦†>	1,849,239	0
Headhunter Group plc ADR (Acquired 5/9/2019, cost $4,133,160) (Industrials, Professional services) ♦†>	306,160	0
Lukoil PJSC (Acquired 3/18/2020, cost $16,145,227) (Energy, Oil, gas & consumable fuels) ♦†>	340,179	0
Magnit PJSC (Acquired 4/29/2013, cost $32,870,257) (Consumer staples, Food & staples retailing) ♦†>	233,669	0
Ozon Holdings plc ADR (Acquired 11/24/2020, cost $2,541,390) (Consumer discretionary, Internet & direct marketing retail) ♦†>«	84,713	0
Sberbank of Russia PJSC (Acquired 7/31/2019, cost $17,232,150) (Financials, Banks) ♦†>	6,000,456	0
Yandex NV Class A (Acquired 11/30/2012, cost $30,036,086) (Communication services, Interactive media & services) ♦†>	1,147,406	0
		0
South Africa: 3.13%
MTN Group Limited (Communication services, Wireless telecommunication services)	4,888,543	41,379,640
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	3,571,500	49,440,846
See accompanying notes to portfolio of investments

4  |  Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
South Africa: (continued)
Standard Bank Group Limited (Financials, Banks)	2,147,090	$ 21,423,040
Tiger Brands Limited (Consumer staples, Food products) «	1,631,933	19,511,916
		131,755,442
South Korea: 11.49%
KT Corporation ADR (Communication services, Diversified telecommunication services)	4,414,713	63,174,543
KT&G Corporation (Consumer staples, Tobacco)	293,091	21,985,198
LG Chem Limited (Materials, Chemicals)	50,109	28,281,668
Naver Corporation (Communication services, Interactive media & services)	248,500	41,282,217
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	4,875,800	242,864,714
Samsung Life Insurance Company Limited (Financials, Insurance)	710,337	40,895,626
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	556,500	40,259,341
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	134,000	5,077,942
		483,821,249
Taiwan: 12.51%
104 Corporation (Industrials, Professional services)	1,655,000	11,035,733
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	2,248,881	54,335,117
President Chain Store Corporation (Consumer staples, Food & staples retailing)	3,220,000	29,004,429
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	7,155,224	126,266,675
Taiwan Semiconductor Manufacturing Company Limited ADR (Information technology, Semiconductors & semiconductor equipment)	2,271,552	210,641,017
Uni-President Enterprises Corporation (Consumer staples, Food products)	42,512,368	95,507,741
		526,790,712
Thailand: 2.50%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	1,933,139	10,091,128
PTT PCL (Energy, Oil, gas & consumable fuels)	22,759,000	22,997,346
SCB X PCL (Financials, Banks)	8,405,100	26,622,156
Thai Beverage PCL (Consumer staples, Beverages)	85,427,000	45,629,904
		105,340,534
Total Common stocks (Cost $3,281,148,022)		4,049,445,107

See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Fund  |  5

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA (Energy, Energy equipment & services) ♦†	6.50%	4-15-2049	$ 303,000	$ 0
Total Convertible debentures (Cost $160,691)				0

		Yield	Shares
Short-term investments: 6.17%
Investment companies: 6.17%
Allspring Government Money Market Fund Select Class ♠∞		4.16	165,228,795	165,228,795
Securities Lending Cash Investments LLC ♠∩∞		0.00	94,505,988	94,505,988
Total Short-term investments (Cost $259,733,330)				259,734,783
Total investments in securities (Cost $3,541,042,043)	102.31%			4,309,179,890
Other assets and liabilities, net	(2.31)			(97,271,322)
Total net assets	100.00%			$4,211,908,568

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $120,988,350), representing 0.00% of its net assets as of period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
BDR	Brazilian depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

6  |  Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$113,703,486	$117,188,654	$ (65,663,345)	$ 0	$ 0	$165,228,795	165,228,795	$1,292,700
Securities Lending Cash Investments LLC	38,056,633	219,656,558	(163,204,781)	(3,875)	1,453	94,505,988	94,505,988	736,242#
				$(3,875)	$1,453	$259,734,783		$2,028,942

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Fund  |  7

Notes to portfolio of investments—January 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment

8  |  Allspring Emerging Markets Equity Fund

Notes to portfolio of investments—January 31, 2023 (unaudited)

company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Emerging Markets Equity Fund  |  9

Notes to portfolio of investments—January 31, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Argentina	$29,679,326	$0	$0	$29,679,326
Brazil	224,002,408	0	0	224,002,408
Chile	20,131,220	48,000,264	0	68,131,484
China	385,233,446	717,518,657	0	1,102,752,103
Colombia	15,097,775	0	0	15,097,775
Hong Kong	0	219,998,929	0	219,998,929
India	24,839,135	536,457,955	0	561,297,090
Indonesia	35,841,795	82,081,929	0	117,923,724
Luxembourg	0	21,459,321	0	21,459,321
Mexico	381,439,371	0	0	381,439,371
Nigeria	3,789,059	0	0	3,789,059
Peru	28,245,432	0	0	28,245,432
Philippines	0	27,921,148	0	27,921,148
Russia	0	0	0	0
South Africa	19,511,916	112,243,526	0	131,755,442
South Korea	63,174,543	420,646,706	0	483,821,249
Taiwan	210,641,017	316,149,695	0	526,790,712
Thailand	0	105,340,534	0	105,340,534
Convertible debentures	0	0	0	0
Short-term investments
Investment companies	259,734,783	0	0	259,734,783
Total assets	$1,701,361,226	$2,607,818,664	$0	$4,309,179,890
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the period from September 6, 1994 (commencement of operations) to undefined, the Fund did not have any transfers into/out of Level 3.

10  |  Allspring Emerging Markets Equity Fund